Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 10 – STOCKHOLDERS' EQUITY
Authorized Capital
As of June 30, 2020, the Company was authorized to issue 15,000,000 shares of common stock, $0.001 par value, and 500,000 shares of preferred stock, $0.001 par value. The holders of the Company’s common stock are entitled to one vote per share.
Preferred Stock Purchase Rights
Effective February 14, 2017, the board of directors declared a dividend of one right (“Right”) for each of the Company’s issued and outstanding shares of common stock. The Rights were granted to the stockholders of record at the close of business on February 24, 2017. Each Right entitles the registered holder, upon the occurrence of certain events specified in the Rights Agreement, to purchase from the Company one one-thousandth of a share of the Company’s Series A Preferred Stock at a price of $7.00, subject to certain adjustments. The Rights are not exercisable until the occurrence of certain events, including a person acquiring or obtaining the right to acquire beneficial ownership of 10% or more of the Company’s outstanding common stock. The Rights are evidenced by certificates for the common stock and automatically transfer with the common stock unless they become exercisable. If the Rights become exercisable, separate certificates evidencing the Rights will be distributed to each holder of common stock. Holders of the preferred stock will be entitled to certain dividend, liquidation and voting rights. The Rights are redeemable by the Company at a fixed price as determined by the board of directors, after certain defined events.
On February 14, 2020, the Company amended the Rights Agreement to, among other things extend the expiration date to February 14, 2021. In connection with the Merger Agreement, the Company amended the Rights Agreement on June 30, 2020 (see Note 1.)
As of June 30, 2020, the Rights have no dilutive effect on the earnings per common share calculation and no shares of preferred stock have been issued. At the time of issuance, the Company determined that these Rights have a de minimis fair value.
Issuance of Common Stock
The Company has periodically issued common stock in connection with certain private and public offerings. For the six months ended June 30, 2020, the Company received aggregate net proceeds of $2,233 from these offerings:

Date	Shares		Net Proceeds
March 5, 2020	851,240	(1)	$1,030
January 1, 2020 through June 30, 2020	964,102	(2)	1,203
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(1)Shares issued pursuant to a private placement with accredited investors for $1.21 per share.
(2)Shares of common stock sold for various prices in at-the-market offerings from $1.18 to $1.55 per share.
See Note 8 for a description of the issuance of common stock on March 5, 2020 in connection with the exchange of a portion of the related party promissory notes payable.
At-the-Market Offering
On January 23, 2020, the Company sold 7,322 shares of common stock for $1.50 per share for gross proceeds of $11 in an at-the-market offering.
On February 3, 2020, the Company sold 140,085 shares of common stock for $1.55 per share for gross proceeds of $217 in an at-the-market offering.
On May 12, 2020, the Company sold 81,695 shares of common stock for $1.18 per share for gross proceeds of $97 in an at-the-market offering.
On May 26, 2020, the Company sold 735,000 shares of common stock for $1.38 per share for gross proceeds of $976 in an at-the-market offering.
As of the filing date of this proxy statement/prospectus/information statement, a total of 1,075,231 shares were sold under this program for aggregate gross proceeds of $1,512 since the sales agreement began in July 2018.

NOTE 9 - STOCKHOLDERS' EQUITY
Authorized Capital
As of December 31, 2019, the Company was authorized to issue 15,000,000 shares of Common Stock, $0.001 par value, and 500,000 shares of preferred stock, $0.001 par value. The holders of the Company’s Common Stock are entitled to one vote per share.
Preferred Stock Rights
Effective February 14, 2017, the Board declared a dividend of one Right for each of the Company’s issued and outstanding shares of Common Stock. The Rights were granted to the stockholders of record at the close of business on February 24, 2017. Each Right entitles the registered holder, upon the occurrence of certain events specified in the Rights Agreement, to purchase from the Company one one-thousandth of a share of the Company’s Series A Preferred Stock at a price of $7.00, subject to certain adjustments. The Rights are not exercisable until the occurrence of certain events, including a person acquiring or obtaining the right to acquire beneficial ownership of 10% or more of the Company’s outstanding Common Stock. The Rights are evidenced by certificates for the Common Stock and automatically transfer with the Common Stock unless they become exercisable. If the Rights become exercisable, separate certificates evidencing the Rights will be distributed to each holder of Common Stock. Holders of the preferred stock will be entitled to certain dividend, liquidation and voting rights. The rights are redeemable by the Company at a fixed price as determined by the Board, after certain defined events.
As of December 31, 2019, the Rights have no dilutive effect on the earnings per common share calculation and no shares of preferred stock have been issued. The Company has determined that these rights have a de minimis fair value. The Rights are not exercisable until the occurrence of certain events, including a person acquiring or obtaining the right to acquire beneficial ownership of 10% or more of the Company’s outstanding Common Stock. The Rights are evidenced by certificates for the Common Stock and automatically transfer with the Common Stock unless they become exercisable. If the Rights become exercisable, separate certificates evidencing the Rights will be distributed to each holder of Common Stock. Holders of the preferred stock will be entitled to certain dividend, liquidation and voting rights. The rights are redeemable by us at a fixed price as determined by the Board, after certain defined events.
Subsequent to year end on February 14, 2020 the Company amended the Rights Agreement to, among other things extend the expiration date to February 14, 2021. The description and terms of the Rights are set forth in the Rights Agreement dated as of February 14, 2017, as amended.
Issuance of Common Stock
The Company has periodically issued Common Stock in connection with certain private and public offerings. For the years ended December 31, 2019 and 2018 the Company has received aggregate net proceeds of $2,061 and $1,450 from these offerings:

For the year ended December 31, 2019	Shares		Net Proceeds
March 20, 2019	1,267,123	(1)	$1,850
March 19, 2019	78,640	(3)	146
January 15, 2019	32,489	(2)	65
Total	1,378,252		$2,061
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(1)Shares issued pursuant to a private placement with accredited investors for $1.46 per share.
(2)Shares of Common Stock sold for$1.85 per share in an at-the-market offering.
(3)Shares of Common Stock sold for $2.00 per share in an at-the-market offering.

For the year ended December 31, 2018	Shares		Net Proceeds
April 29, 2018	806,452	(1)	$978
April 4 – April 23, 2018	131,225	(2)	176
January 19, 2018	140,295	(3)	296
Total	1,077,972		$1,450
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(1)Shares issued pursuant to a private placement with accredited investors for $1.24 per share.
(2)Shares of Common Stock sold for between $1.25 and $1.38 per share in an at-the-market offering.
(3)Shares of Common Stock sold for $2.11 per share in an at-the-market offering.
At-the-Market Offering
On February 21, 2017, the Company entered into a sales agreement with H.C. Wainwright & Co., LLC (“H.C. Wainwright”) which established an at-the-market equity program pursuant to which the Company may offer and sell up to $6.0 million of its shares of Common Stock from time to time through H.C. Wainwright. The Company incurred $125 of deferred offering costs in connection with this program which were originally recorded as a long term other asset on the Company’s consolidated balance sheets. Since this sales agreement expired by June 30, 2018 the remaining deferred offering costs of $96 were recognized and recorded within the accompanying consolidated statements of operations as general and administrative expenses for the year ended December 31, 2018.
On January 19, 2018, the Company sold 140,295 shares of Common Stock for $2.111 per share for gross proceeds of $296 in an at-the-market offering. On various dates in April 2018, the Company sold an aggregate of 131,225 shares of Common Stock at various prices for aggregate gross proceeds of $176 under the Company’s existing at-the-market program.
On July 24, 2018, the Company entered into a new sales agreement with H.C. Wainwright which established a new at-the-market equity program pursuant to which the Company may offer and sell shares of Common Stock from time to time through H.C. Wainwright. The Company incurred $108 of deferred offering costs in connection with this program as of September 30, 2018 which was recorded as a long term other asset on the Company’s consolidated balance sheets. The deferred offering costs will be reflected as a reduction in equity as the Company incurs sales of its stock pursuant to this program. Management continues to evaluate the ongoing progress of this program and its related outstanding deferred offering costs.
On January 15, 2019, the Company sold 32,489 shares of Common Stock for $2.00 per share for gross proceeds of $65 in an at-the-market offering. The Company recorded $4 of deferred offering costs.
On March 19, 2019, the Company sold78,640 shares of Common Stock for $1.85 per share for gross proceeds of $146 in an at-the-market offering. The Company recorded $9 of deferred offering costs.
Subsequent to year end, on January 23, 2020, the Company sold 7,322 shares of Common Stock for $1.50 per share for gross proceeds of $11 in an at-the-market offering. The Company recorded $1 of deferred offering costs.
Subsequent to year end, on February 3, 2020, the Company sold 140,085 shares of Common Stock for $1.55 per share for gross proceeds of $217 in an at-the-market offering. The Company recorded $14 of deferred offering costs.
As of the filing date of this proxy statement/prospectus/information statement, a total of 258,536 shares were sold under this program for aggregate gross proceeds of $439 and $28 of deferred offering costs since July 24, 2018 when the new sales agreement began.
Private Placement
On April 25, 2018, the Company entered into a securities purchase agreement with private investors providing for the issuance and sale by the Company of 806,452 shares of Common Stock, in a private placement offering at a purchase price of $1.24 per share, for gross proceeds of $1,000 and net proceeds of $978.
On March 20, 2019, the Company entered into securities purchase agreements with certain accredited investors, including two members of the Company’s board of directors, providing for the issuance and sale by the Company of 1,438,356 shares of Common Stock in a private placement at a purchase price of $1.46 per share. As part of the private placement, $250 of the outstanding principal amount of the Note was exchanged into 171,233 shares of Common Stock. The remaining 1,267,123 shares of Common Stock sold resulted in cash proceeds of $1,850. The closing of the Private Placement occurred on March 27, 2019.Subsequent to year-end on March 2, 2020, the Company entered into securities purchase agreements with a group of accredited investors, including four members of the Company’s board of directors, providing for the issuance and sale by the Company of 1,533,058 shares of the Company’s Common Stock in a private placement at a purchase price of $1.21 per share. As part of the private placement, $825 of the outstanding principal amount of the Note was exchanged into 681,818 shares of Common Stock. The remaining 851,240 shares of Common Stock sold resulted in cash proceeds of $1,030. The closing of the Private Placement occurred on March 5, 2020.